Other income (loss) - Schedule of Other Nonoperating Income by Component (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Other income (loss)
Disposal loss of long-term investment			¥ (10,754)
Impairment of long-term investments (Note 8)			(8,505)	¥ (6,726)
Credit losses for loans receivable			(6,660)	(705)
Income from ADR profit-sharing program			1,336	2,207
Others	¥ 238	$ 33	592	11
Total	¥ 238	$ 33	¥ (23,991)	¥ (5,213)